Fair Value of Foreign Currency Contracts Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Assets-Fair Value	$ 697	[1]	$ 154	[1]
Liabilities-Fair Value	42	[1]	10	[1]
Foreign Exchange Contract
Derivative [Line Items]
Assets-Notional U.S. Dollar Equivalent	27,778		20,510
Assets-Fair Value	697		154
Liabilities-Notional U.S. Dollar Equivalent	4,287		1,448
Liabilities-Fair Value	$ 42		$ 10

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.